LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Senior shares in the Vivo Money FIDCs and the loan agreement of the subsidiary CloudCo Brasil	R$ 127,620	R$ 117,143
Current	5,348,864	6,447,958
Noncurrent	14,997,817	14,298,572
Total	20,346,681	20,746,530
Business combination – IPNET
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Total	1,761	4,886
Business combination – Samauma
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Total	1,913
Lease liabilities
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	4,883,176	4,520,626
Noncurrent	10,549,678	10,725,980
Total	15,432,854	15,246,606
Debentures
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	161,453	1,695,214
Noncurrent	2,905,512	2,000,000
Total	3,066,965	3,695,214
Loan and financing
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	304,235	232,118
Noncurrent	1,542,627	1,572,592
Total	1,846,862	1,804,710
Loan and financing | Liabilities for the acquisition of a company
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	42,251	26,182
Noncurrent	234,048	207,167
Total	276,299	233,349
5G Licences
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	68,932	62,811
Noncurrent	965,032	942,159
Total	1,033,964	1,004,970
Tax Refinancing and Amnesty Program
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	158,295	130,563
Noncurrent	247,010	313,799
Total	405,305	444,362
Financing - Financial institutions
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	2,200	2,386
Noncurrent	1,474	2,500
Total	3,674	4,886
Loan and Financing Other
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	32,557	10,176
Noncurrent	R$ 95,063	R$ 106,967
Desenrola Program
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Monthly interest rate	1.43%
Total	R$ 173,796